Notes Related to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Notes Related to the Consolidated Statements of Financial Position

6 Notes related to the consolidated statements of financial position

6.1 Intangible assets

(in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Other intangible assets	234	3		1,596	1,833
Total gross value	234	3	—	1,596	1,833
Accumulated amortization and depreciation of intangible assets	(181)	(39)			(220)
Total accumulated amortization and depreciation	(181)	(39)	—	—	(220)
Total net value	53	(36)	—	1,596	1,613

The reclassification of €1,596 thousand corresponds to expenses incurred as part of a new production process that were recognized in assets under construction as of December 31, 2017.

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Other intangible assets	209	25			234
Total gross value	209	25	—	—	234
Accumulated amortization and depreciation of intangible assets	(152)	(29)			(181)
Total accumulated amortization and depreciation	(152)	(29)	—	—	(181)
Total net value	57	(4)	—	—	53

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	Reclassification	As of December 31, 2016
Other intangible assets	184	25			209
Total gross value	184	25	—	—	209
Accumulated amortization and depreciation of intangible assets	(122)	(29)			(152)
Total accumulated amortization and depreciation	(122)	(29)			(152)
Total net value	61	(4)	—	—	57

6.2 Property, plant and equipment

(in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Assets under construction	1,730	13,425		(1,596)	13,559
Plant, equipment, and tooling	2,094	490		—	2,584
General equipment, fixtures and fittings	1,855	152		—	2,007
Office equipment and computers	669	155		—	824
Total gross value	6,348	14,222	—	(1,596)	18,974
Accumulated depreciation of plant, equipment and tooling	(1,571)	(248)		(5)	(1,824)
Accumulated depreciation of general equipment, fixtures and fittings	(1,116)	(355)			(1,471)
Accumulated depreciation of office equipment and computers	(255)	(155)		5	(405)
Total accumulated depreciation	(2,942)	(758)	—	—	(3,700)
Total net value	3,406	13,464	—	(1,596)	15,274

The significant increase of assets under construction is mainly related to the establishment of a manufacturing facility in the United States (Princeton, New Jersey) for an amount of €11,873 thousand and the expansion of the manufacturing facility in France (Lyon) to increase production capacity for an amount of €1,194 thousand.

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Assets under construction	862	868			1,730
Plant, equipment, and tooling	1,824	270			2,094
General equipment, fixtures and fittings	1,466	389			1,855
Office equipment and computers	532	137			669
Total gross value	4,684	1,664	—	—	6,348
Accumulated depreciation of plant, equipment and tooling	(1,406)	(165)			(1,571)
Accumulated depreciation of general equipment, fixtures and fittings	(908)	(208)			(1,116)
Accumulated depreciation of office equipment and computers	(125)	(130)			(255)
Total accumulated depreciation	(2,439)	(503)	—	—	(2,942)
Total net value	2,245	1,161	—	—	3,406

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	Reclassification	As of December 31, 2016
Assets under construction	44	862	(44)		862
Plant, equipment, and tooling	1,701	123			1,824
General equipment, fixtures and fittings	1,079	387			1,466
Office equipment and computers	134	398			532
Total gross value	2,958	1,770	(44)		4,684
Accumulated depreciation of plant, equipment and tooling	(1,257)	(149)			(1,406)
Accumulated depreciation of general equipment, fixtures and fittings	(733)	(175)			(908)
Accumulated depreciation of office equipment and computers	(51)	(74)			(125)
Total accumulated depreciation	(2,041)	(398)			(2,439)
Total net value	917	1,372	(44)		2,245

Net book value of plant equipment and tooling held under finance leases amounted to €92 thousand and €37 thousand as of December 31, 2016 and December 31, 2017, respectively. The net book value of plant equipment and tooling held under finance leases is null as of December 31, 2018.

Net book value of office equipment and computers held under finance leases amounted to €111 thousand, €76 thousand and €37 thousand as of December 31, 2016, December 31, 2017 and December 31, 2018, respectively.

6.3 Other non-current financial assets

	As of December 31,
	2016	2017	2018
(in thousands of euros)
Deposits related to leased premises	132	168	446
Advance payments to suppliers	—	—	510
Other	—	67	91
Total other non-current financial assets	132	234	1,046

Advance payments comprise payments made to service providers, especially Contract Research Organizations (“CROs”), involved with the conduct of the clinical trials in the solid tumors indication (TRYbeCA1 and TRYbeCA2 studies).

6.4 Inventories

	As of December 31,
	2016	2017	2018
(in thousands of euros)
Production inventory	71	104	1,336
Laboratory inventory	74	72	59
Total inventory	145	176	1,396

The significant increase of production inventory between 2017 and 2018 is linked to the launch of the Phase 3 clinical trial in the pancreatic cancer indication (TRYbeCA1 study).

6.5 Trade and other receivables

	As of December 31,
	2016	2017	2018
(in thousands of euros)
Trade and other receivables	218	76	30
Total trade and other receivables	218	76	30

The receivables as of December 31, 2016 related mainly to the receivables on Orphan Europe within the context of the AML study.

6.6 Other current assets

	As of December 31,
	2016	2017	2018
(in thousands of euros)
Research Tax Credit	3,321	3,326	7,701
Tax receivables (e.g. VAT) and other receivables	863	1,114	1,949
Cash to be received from bank related to exercise of warrants	—	23	—
Prepaid expenses	339	1,327	4,461
Total other current assets	4,524	5,791	14,111

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 4.16, the Research Tax Credit is recognized in the consolidated statement of income (loss) in “other income” during the year in which the eligible research expenditures are incurred.

As of December 31, 2016, and December 31, 2017, the CIR receivables included Research Tax Credit of the relative periods.

As of December 31, 2018, the CIR receivable included Research Tax Credit for the 2017 and 2018 financial years. The reimbursement is expected in 2019.

Prepaid expenses

Prepaid expenses mainly related to advances payments made to suppliers of asparaginase (€570 thousand as of December 31, 2017 and €3,180 thousand as of December 31, 2018).

6.7 Cash and cash equivalents

	As of December 31,
(in thousands of euros)	2016	2017	2018
Cash and cash equivalents	37,646	185,525	134,371
Total cash and cash equivalents as reported in statement of financial position	37,646	185,525	134,371
Bank overdrafts	—	11	—
Total cash and cash equivalents as reported in statement of cash flow	37,646	185,514	134,371

At December 31, 2016, the cash position is composed of the following items: (i) €10.6 million in current accounts and (ii) €27.0 million in term deposits, with maturities of 1 month to 3 years, but readily available without penalty subject to a 32-day notice.

At December 31, 2017, the cash position is composed of the following items: (i) €174.5 million in current accounts and (ii) €11.0 million in term deposits, with a maturity as of January 1, 2019, but readily available without penalty subject to a 32-day notice.

At December 31, 2018, the cash position is composed of the following items: (i) €118.4 million in current accounts and (ii) €16.0 million in term deposits, with a maturity in January 2019.

6.8 Shareholders’ equity

Our capital is managed to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance. The capital structure consists of financial liabilities as detailed in Notes 6.10 offset by cash and bank balances and equity (comprising issued capital, reserves and retained earnings). The Company is not subject to any externally imposed capital requirements.

As of December 31, 2018, the capital of the Parent Company consisted of 17,940,035 shares, fully paid up, with a nominal value of 0.10 euro.

Nature of transactions	Number of shares
Balance as of January 1, 2016	7,924,611
Follow-on offering	793,877
Exercise of share warrants	14,160
Balance as of December 31, 2016	8,732,648
Exercise of share warrants	17,200
Free shares / stock options / share warrants	7,574
Private placement with institutional investors in April	3,000,000
Initial public offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137
Total as of December 31, 2017	17,937,559
Free shares	2,476
Total as of December 31, 2018	17,940,035

The costs of issuing ordinary shares amounted to €16,722 thousand in 2017 and were deducted from the share premium increase. These costs were related to bank fees, legal counsels, advisors and auditors’ fees.

Basic earnings per share and diluted earnings (loss) per share

	For the year ended December 31,
(in thousands of euros)	2016	2017	2018
Net loss (in thousands of euros)	(21,913)	(33,530)	(38,224)
Weighted number of shares for the period (1)	7,983,642	11,370,557	17,937,481
Basic loss per share (€/share)	(2.74)	(2.95)	(2.13)
Diluted loss per share (€/share)	(2.74)	(2.95)	(2.13)

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

At December 31, 2016, 2017 and 2018, the potential shares that could be issued (626,000, 858,186 and 1,090,123 as at December 31, 2016, 2017 and 2018, respectively) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.

6.9 Provisions

The provisions can be detailed as follows:

(amounts in thousands of euros)	As of December 31,
(in thousands of euros)	2016	2017	2018
Provision for retirement indemnities	163	214	347
Other provisions	—	—	—
Total provisions	163	214	347

The breakdown of provisions is as follows:

In thousands of euros	Opening	Other (1)	Provisions	Reversals	Closing
Period from January 1 to December 31, 2016
Retirement indemnity provision	100	30	33	—	163
Provision for disputes	81	—	—	(81)	—
Net closing balance	181	30	33	(81)	163
Period from January 1 to December 31, 2017
Retirement indemnity provision	163	(8)	59	—	214
Net closing balance	163	(8)	59	—	214
Period from January 1 to December 31, 2018
Retirement indemnity provision	214	60	73	—	347
Net closing balance	214	60	73	—	347

(1)	The “Other” differences relate to actuarial gains and losses

Provision for retirement indemnities

The regime for retirement indemnities applicable at the Parent Company, is defined by the collective agreement for the pharmaceutical industry in France.

The Company recognizes actuarial differences in other comprehensive income. The pension commitments are not covered by plan assets. The portion of the provision for which the maturity is less than one year is not significant.

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	2016	2017	2018
Discount rate	1.36%	1.3%	1.57%
Wage increase	2%	2%	2%
Social welfare contribution rate	Non-executive 44%	Non-executive 44%	Non executive 44%
	Executive 54%	Executive 54%	Executive 54%
Expected staff turnover	0-10%	0-10%	0 - 10%
Age of retirement:	65-67 years	65-67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014

Provision for disputes

The Company has settled the dispute with BPI France related to the GR-SIL subsidy for €81 thousand as well as the residual conditional advance for €23 thousand. The reimbursement was made in January 2016 for €104 thousand.

6.10 Financial liabilities

Financial liabilities by type

	As of December 31,
(in thousands of euros)	2016	2017	2018
Financial liabilities related to finance leases	204	117	39
Bank overdrafts	—	11	—
Conditional advances	1,182	1,182	1,181
Bank loans	1,480	1,534	799
Total financial liabilities	2,865	2,843	2,019

Financial liabilities by maturity

Maturity dates of financial liabilities as of December 31, 2016 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	1,480	—	—	1,480
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	50	154	—	—	204
Total financial liabilities	50	1,634	—	1,182	2,865

Maturity dates of financial liabilities as of December 31, 2017 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	735	799	—	—	1,534
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	79	39	—	—	117
Bank overdrafts	11	—	—	—	11
Total financial liabilities	824	838	—	1,182	2,843

Maturity dates of financial liabilities as of December 31, 2018 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	738	62	—	—	799
Conditional advances	—	—	—	1,181	1,181
Liabilities related to leases	39	—	—	—	39
Total financial liabilities	776	62	—	1,181	2,019

Bank loans

In 2017, the Company received a bank loan amounting to €1,900 thousand with Société Générale with a 0.4% interest rate and 36 monthly repayment terms to finance its investments.

Conditional advances

The conditional advances from public authorities relate to contracts with BPI France. The Company has three contracts related to conditional advances with BPI France. These advances are not interest-bearing and are 100% repayable (nominal value) in the event of technical and/or commercial success.

Under IFRS, the fact that a conditional advance does not require an annual interest payment is akin to obtaining a zero-interest loan, i.e., more favorable than market conditions. The difference between the amount of the advance at its historical cost and that of the advance discounted at the risk-free rate (10 year forward bonds) increased by an estimated credit spread is considered to be a grant received from the State. These grants are recognized in the consolidated statement of net income (loss) over the estimated duration of the projects financed by these advances.

The portion of the conditional advances due in more than one year is recorded under financial debts—non-current portion, while the portion due in less than one year is recorded under financial debts—current portion.

Since its creation, the Company has received 3 conditional advances from BPI France, repayable under certain conditions.

The main terms of the agreements as well as the balances as of December 31, 2016, 2017 and 2018 respectively are presented below:

Conditional advances (in thousand of euros)	BPI France - Pancreas	BPI France - GR-SIL	BPI France - TEDAC	TOTAL
Financial liabilities as of January 1, 2016	478	23	63	564
Repayment	(485)	(23)		(508)
Advances received			1,118	1,118
Interests	7			7
Financial liabilities as of December 31, 2016	—	—	1,181	1,181
Interests	—	—	—	—
Financial liabilities as of December 31, 2017	—	—	1,181	1,181
Interests	—	—	—	—
Financial liabilities as of December 31, 2018	—	—	1,181	1,181
•	BPI France / Pancreas

The first conditional advance, granted by BPI France for a total amount of €735 thousand, related to the development of a new treatment against pancreatic cancer through the administration of allogenic red blood cells incorporating L-asparaginase program.

The repayment of this conditional advance was according to a fixed payment schedule that ended on June 30, 2016 following the last payment of €260 thousand.

This conditional advance is fully reimbursed as of December 31, 2018.

•	BPI France / GR-SIL

The second conditional advance, granted by BPI France, which provided for a total amount of €135 thousand, concerns a program for the preclinical validation of the encapsulation of interfering RNA for therapeutic use in red blood cells, notably to limit inflammation of the cirrhotic liver and/or prevent the development of hepatocellular carcinomas.

This conditional advance is fully reimbursed as of December 31, 2018.

•	BPI France / TEDAC

The third conditional advance, granted by BPI France within the scope of the TEDAC project, is for a total amount of €4,895 thousand. This conditional advance is paid upon completion of the following key milestones:

•	€63 thousand upon signature of the agreement (received in 2012)
•	€1,119 thousand upon the milestones n°4 (received in 2016)
•	the remainder upon calls for funds when key milestones are reached (not yet received)

The Company undertakes to repay BPI France initially:

a)	an amount of €5,281 thousand upon achieving cumulative sales (excluding VAT) equal to or greater than €10 million, according to the following payment schedule:
•	€500 thousand at the latest on June 30 of the first year in which the cumulative sales condition is achieved,
•	€750 thousand at the latest on June 30 of the second year,
•	€1,500 thousand at the latest on June 30 of the third year,
•	€2,531 thousand at the latest on June 30 of the fourth year,
b)

and, where applicable, an annuity equal to 50% of the income generated through the sale of intellectual property rights resulting from the project, within the limit of a total repayment of €5.3 million.

In a second phase, when the cumulative sales reach €60 million, the Company undertakes to pay BPI France 2.5% of sales generated by the products developed within the project, limited to a total amount of €15 million over 15 years once sales begin.

6.11 Trade and other payables

	As of December 31,
(in thousands of euros)	2016	2017	2018
Domestic vendors	2,802	2,335	3,013
Foreign vendors	745	2,631	10,389
Vendors—Accruals	1,292	3,211	3,253
Other	(7)	(101)	—
Total trade and other payables	4,832	8,076	16,655

The increase of trades and other payables over the years presented is mainly due to the increase of the expenses incurred by the Company as part of its clinical trials.

6.12 Other current liabilities

	As of December 31,
(in thousands of euros)	2016	2017	2018
Social liabilities, taxation and social security	1,465	2,706	3,148
Deferred revenue	—	—	16
Other payables	—	—	53
Total other current liabilities	1,465	2,706	3,217

The increase of social liabilities, taxation and social security is mainly due to the increase of wages and headcounts over the periods presented.

6.13 Related parties

Related parties include the Chief Executive Officer (CEO) of the Company (Gil Beyen), the Vice President (Jérôme Bailly), members of the Board of Directors (6 Board members in addition to the CEO) and members of the executive committee (5 members in addition to the CEO and the Vice President).

The remuneration of directors and other members of the executive committee was as set forth in the table below.

	2016			2017			2018
In thousand of euros	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and Qualified person	498	15	226	654	19	306	692	26	337
Executive committee	818	10	495	1,519	25	478	1,285	30	528
Board of directors	184		37	229		336	241	—	442
Total	1,500	25	758	2,402	44	1,120	2,218	56	1,307

The Company has no other related parties.

6. 14 Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2016 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	132	—	132	—	132
Trade and other receivables	218	—	218	—	218
Other current assets	4,524	—	4,524	—	4,524
Cash and cash equivalents (2)	37,646	37,646	—	—	37,646
Total financial assets	42,520	37,646	4,874	—	42,520
Financial liabilities – Non-current portion (3)	2,816	—	—	2,816	2,816
Financial liabilities – Current portion (3)	50	—	—	50	50
Trade payables and related accounts	4,832	—	—	4,832	4,832
Total financial liabilities	7,697	—	—	7,697	7,697

As of December 31, 2017 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	234	—	234	—	234
Trade and other receivables	76	—	76	—	76
Other current assets	5,790	—	5,790	—	5,790
Cash and cash equivalents (2)	185,525	185,525	—	—	185,525
Total financial assets	191,626	185,525	6,100	—	191,626
Financial liabilities – Non-current portion	2,019	—	—	2,019	2,019
Financial liabilities – Current portion (3)	824	—	—	824	824
Trade payables and related accounts (3)	8,076	—	—	8,076	8,076
Total financial liabilities	10,919	—	—	10,919	10,919

As of December 31, 2018 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents (2)	134,371	134,371				134,371
Total financial assets	149,557	134,371	—	15,187	—	149,557
Financial liabilities – Non-current portion	1,243				1,243	1,243
Financial liabilities – Current portion (3)	776				776	776
Trade payables and related accounts (3)	16,655				16,655	16,655
Total financial liabilities	18,674	—	—	—	18,674	18,674

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 and level 2 measurements, respectively.
(3)	The fair value of financial liabilities is determined using level 2 measurements.